Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share

	Three Months Ended March 31,
	2016	2015
Net income (loss) attributable to AK Steel Holding Corporation	$(13.6)	$(306.3)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	—
Undistributed earnings (loss)	$(13.6)	$(306.3)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$—
Undistributed earnings (loss) to common stockholders	(13.5)	(305.1)
Common stockholders earnings (loss)—basic and diluted	$(13.5)	$(305.1)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	177.5	177.0
Effect of exchangeable debt	—	—
Effect of dilutive stock-based compensation	—	—
Common shares outstanding for diluted earnings per share	177.5	177.0

Basic and diluted earnings per share:
Distributed earnings	$—	$—
Undistributed earnings (loss)	(0.08)	(1.72)
Basic and diluted earnings (loss) per share	$(0.08)	$(1.72)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	3.9	3.0

Reconciliation of the numerators and denominators for basic and diluted EPS computations is presented below:

	2015	2014	2013
Net income (loss) attributable to AK Steel Holding Corporation	$(509.0)	$(96.9)	$(46.8)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	—	—
Undistributed earnings (loss)	$(509.0)	$(96.9)	$(46.8)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$—	$—
Undistributed earnings (loss) to common stockholders	(507.3)	(96.6)	(46.6)
Common stockholders earnings (loss)—basic and diluted	$(507.3)	$(96.6)	$(46.6)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	177.2	148.1	135.8
Effect of exchangeable debt	—	—	—
Effect of dilutive stock-based compensation	—	—	—
Common shares outstanding for diluted earnings per share	177.2	148.1	135.8

Basic and diluted earnings per share:
Distributed earnings	$—	$—	$—
Undistributed earnings (loss)	(2.86)	(0.65)	(0.34)
Basic and diluted earnings (loss) per share	$(2.86)	$(0.65)	$(0.34)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	3.6	9.7	2.6